Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share [Abstract]
Schedule of basic and diluted loss per share
	For the years ended December 31,
	2020	2021	2022
	$	$	$
Numerator:
Net loss from continuing operations	(36,089)	(55,210)	(28,945)
Less: Net loss attributable to noncontrolling interest from continuing operation	(1)	(54)	(190)
Net loss from continuing operations attributable to Borqs Technologies, Inc.	(36,088)	(55,156)	(28,755)
Accretion to redemption value of preferred shares for continuing operations	-	-	-

Net loss from continuing operations attributable to Borqs Technologies, Inc.’s ordinary shareholders	(36,088)	(55,156)	(28,755)

Net income (loss) from discontinued operations	1,302	(1,392)	(9,916)
Less: Net income (loss) attributable to noncontrolling interest from discontinued operation	716	(683)	(4,639)
Net income (loss) from discontinued operations attributable to Borqs Technologies, Inc.	586	(709)	(5,277)

Net loss attributable to Borqs Technologies, Inc.’s ordinary shareholders	(35,502)	(55,865)	(34,032)

Denominator:
Weighted-average number of ordinary shares—basic	2,782,188	7,370,719	22,951,092
Weighted-average number of ordinary shares—diluted	2,782,188	7,370,719	22,951,092

Weighted-average number of shares outstanding from discontinued operations—basic	2,782,188	7,370,719	22,951,092
Weighted-average number of shares outstanding from discontinued operations—diluted	2,782,188	7,370,719	22,951,092

Net loss per share from continuing operations attributable to Borqs Technologies, Inc.
Loss per share—Basic:	(12.97)	(7.48)	(1.25)
Loss per share—Diluted:	(12.97)	(7.48)	(1.25)

Net earnings (loss) per share from discontinued operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic:	0.21	(0.10)	(0.23)
Earnings (loss) per share—Diluted:	0.21	(0.10)	(0.23)

Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic:	(12.76)	(7.58)	(1.48)
Loss per share—Diluted:	(12.76)	(7.58)	(1.48)